RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Key management compensation

Key management personnel at the Company are the directors and officers of the Company. The remuneration of key management personnel during the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
Director remuneration	$954	$817
Officer & key management remuneration[1]	$3,242	$3,505
Termination benefits	$675	$—
Share-based payments	$7,504	$7,218

(1) Remuneration consists exclusively of salaries, bonuses, and health benefits, for officers and key management. These costs are components of both administrative wages and exploration expenses categories in the consolidated statement of loss and comprehensive loss.

Share-based payment expenses to related parties recorded in exploration and evaluation expense and general and administrative expense during the years ended December 31, 2023 and 2022 are as follows:

	2023	2022
Exploration and evaluation expense	$685	$1,530
General and administrative expense	$6,819	$5,688

Recoveries

During the year ended December 31, 2023, the Company recovered $6,000 (2022 – $10,000) in salary recoveries from a company with common officer as a result of billing employee time for services provided. The salary recoveries were recorded in administrative compensation expense.

Receivables

Included in receivables at December 31, 2023 is $nil (2022 – $6,000) due from companies with common directors or officers, in relation to salary and other recoveries.

Accounts payable and accrued liabilities

Included in accounts payable and accrued liabilities at December 31, 2023 is $1,004,000 (2022 – $708,000) due to key management personnel in relation to key management compensation noted above.